Shareholder Report, Line Graph (Details) WE0000000002524A_Dimensional Emerging Markets Core Equity 2 ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Apr. 26, 2022	Oct. 31, 2025
Dimensional Emerging Markets Core Equity 2 ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional Emerging Markets Core Equity 2 ETF – NAV
Accumulated Value	$ 11,546	$ 9,297	$ 8,146	$ 10,000	$ 14,402
MSCI Emerging Markets IMI Index (net div.)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets IMI Index (net div.)
Accumulated Value	$ 11,533	$ 9,219	$ 8,256	$ 10,000	$ 14,543